Debt, long-term debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term debt
Principal amount	$ 2,529,956	$ 2,005,673
Unamortized discount and debt issuance costs	75,823	63,796
Total long-term debt	2,454,133	1,941,877
Cash proceeds	525,000	275,000	$ 37
Current portion of long-term debt	14,306	808
Long-term debt, net	2,439,827	1,941,069
TDS Parent Company
Long-term debt
Principal amount	837,347	837,347
Unamortized discount and debt issuance costs	27,443	27,559
Long-term debt	809,904	809,788
Long-term debt maturities
Scheduled principal payments 2016	14,300
Scheduled principal payments 2017	12,100
Scheduled principal payments 2018	11,400
Scheduled principal payments 2019	11,400
Scheduled principal payments 2020	$ 11,400
TDS Parent Company | 7% Senior Notes
Long-term debt
Interest rate on debt	7.00%
Date of debt issuance	Mar. 21, 2011
Maturity date of debt issued	Mar. 15, 2060
Call date of debt issued	Mar. 15, 2016
Principal amount	$ 300,000	300,000
Unamortized discount and debt issuance costs	9,621	9,650
Long-term debt	$ 290,379	290,350
TDS Parent Company | 6.625% Senior Notes
Long-term debt
Interest rate on debt	6.625%
Date of debt issuance	Mar. 31, 2005
Maturity date of debt issued	Mar. 31, 2045
Call date of debt issued	Mar. 31, 2010
Principal amount	$ 116,250	116,250
Unamortized discount and debt issuance costs	3,567	3,604
Long-term debt	$ 112,683	112,646
TDS Parent Company | 6.875% Senior Notes
Long-term debt
Interest rate on debt	6.875%
Date of debt issuance	Nov. 16, 2010
Maturity date of debt issued	Nov. 15, 2059
Call date of debt issued	Nov. 15, 2015
Principal amount	$ 225,000	225,000
Unamortized discount and debt issuance costs	7,537	7,561
Long-term debt	$ 217,463	217,439
TDS Parent Company | 5.875% Senior Notes
Long-term debt
Interest rate on debt	5.875%
Date of debt issuance	Nov. 26, 2012
Maturity date of debt issued	Dec. 01, 2061
Call date of debt issued	Dec. 01, 2017
Principal amount	$ 195,000	195,000
Unamortized discount and debt issuance costs	6,718	6,744
Long-term debt	$ 188,282	188,256
TDS Parent Company | Purchase contracts
Long-term debt
Date of debt issuance	Oct. 03, 2001
Maturity date of debt issued	Oct. 03, 2021
Principal amount	$ 1,097	1,097
Purchase contracts	$ 1,097	1,097
U.S. Cellular | 6.95% Senior Notes
Long-term debt
Interest rate on debt	6.95%
Date of debt issuance	May 09, 2011
Maturity date of debt issued	May 15, 2060
Call date of debt issued	May 15, 2016
Principal amount	$ 342,000	342,000
Unamortized discount and debt issuance costs	10,905	10,937
Long-term debt	$ 331,095	331,063
U.S. Cellular | 6.7% Senior Notes
Long-term debt
Interest rate on debt	6.70%
Maturity date of debt issued	Dec. 15, 2033
Call date of debt issued	Dec. 31, 2003
Principal amount	$ 544,000	544,000
Unamortized discount and debt issuance costs	15,247	15,656
Long-term debt	$ 528,753	528,344
U.S. Cellular | 6.7% Senior Notes | Maximum
Long-term debt
Date of debt issuance	Jun. 28, 2004
U.S. Cellular | 6.7% Senior Notes | Minimum
Long-term debt
Date of debt issuance	Dec. 08, 2003
U.S. Cellular | 7.25% Senior Notes
Long-term debt
Interest rate on debt	7.25%
Date of debt issuance	Dec. 01, 2014
Maturity date of debt issued	Dec. 01, 2063
Call date of debt issued	Dec. 08, 2019
Principal amount	$ 275,000	275,000
Unamortized discount and debt issuance costs	9,629	9,644
Long-term debt	$ 265,371	265,356
U.S. Cellular | 7.25% Senior Notes
Long-term debt
Interest rate on debt	7.25%
Date of debt issuance	Nov. 23, 2015
Maturity date of debt issued	Nov. 23, 2064
Call date of debt issued	Nov. 30, 2020
Principal amount	$ 300,000
Unamortized discount and debt issuance costs	10,316
Long-term debt	289,684
Debt issuance cost	10,300
Cash proceeds	$ 289,700
U.S. Cellular | U.S. Cellular Term loan facility
Long-term debt
Date of debt issuance	Jan. 21, 2015
Maturity date of debt issued	Jan. 21, 2022
Principal amount	$ 225,000
Unamortized discount and debt issuance costs	2,283
Long-term debt	222,717
U.S. Cellular | Obligation on capital leases
Long-term debt
Principal amount	2,200	2,143
Obligation on capital leases	2,200	2,143
TDS Telecom | Rural Utility Service and other notes
Long-term debt
Principal amount	691	699
Long-term debt	691	699
TDS Telecom | Obligation on capital leases
Long-term debt
Principal amount	733	767
Obligation on capital leases	$ 733	767
Other | Long-term notes
Long-term debt
Maturity date of debt issued	Dec. 02, 2016
Principal amount	$ 2,961	3,686
Long-term debt	2,961	3,686
Other | Obligation on capital leases
Long-term debt
Principal amount	24	31
Obligation on capital leases	24	31
Total Subsidiaries
Long-term debt
Principal amount	1,692,609	1,168,326
Unamortized discount and debt issuance costs	48,380	36,237
Long-term debt	$ 1,644,229	$ 1,132,089